Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	H.B. FULLER COMPANY
Entity Central Index Key	0000039368
Current Fiscal Year End Date	--11-28
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false